Document and Entity Information	6 Months Ended
Oct. 31, 2013
Document Document and Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	true
Document Period End Date	Oct. 31, 2013
Entity Registrant Name	NC SOLAR INC
Entity Central Index Key	0001553264
Trading Symbol	ncso
Current Fiscal Year End Date	--04-30
Entity Filer Category	Smaller Reporting Company
Amendment Description

EXPLANATORY NOTE

On October 24, 2012, the Securities and Exchange Committee (the "SEC") declared effective the registration statement on Form S-1 (File No. 333-183272), as amended (the "Registration Statement") filed by NC Solar, Inc. (the "Company").  The Company is filing this post-effective amendment to the Registration Statement (the "Post-Effective Amendment") for the purpose of including information from the Company's Quarterly Report on Form 10-Q for the quarter ended October 31, 2013, originally filed with the SEC on December 16, 2013, and from the Company's Annual Report on Form 10-K for the year ended April 30, 2013, originally filed with the SEC on July 29, 2013, including the financial statements for those corresponding and to update certain other information in such Registration Statement. Additionally, we have included the corresponding XBRL detail tagging for our financial statements.

No changes have been made to the Registration Statement other than to add the information as described above and to include information regarding Company's new legal counsel.  This Post-Effective Amendment should be read in conjunction with the Registration Statement. This Post-Effective Amendment does not reflect events that may have occurred after the date of the Registration Statement and does not modify or update in any way the disclosures made in the Registration Statement, except as required to reflect the revisions discussed above.

The information included in this filing updates and supplements this Registration Statement and the Prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment.  All applicable registration fees were paid at the time of the original filing of the Registration Statement.

Calculation of Registration Fee

Title of Each Class of Securities to be Registered	Amount to be Registered (1)	Proposed Maximum Offering Price Per Unit (2)	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee (3)

Common Stock, par value $0.0001 per share	1,451,351	$0.15	$217,702.70	$24.95

(1) This Registration Statement covers the resale by our selling shareholders of up to 1,451,351 shares of common stock previously issued to the selling stockholders listed herein.

(2) The offering price has been estimated solely for the purpose of computing the amount of the registration fee in accordance with Rule 457(o). Our common stock is not traded on any national exchange and in accordance with Rule 457; the offering price was determined by the price of the shares that were sold to our stockholders in a private placement memorandum. The price of $0.15 is a fixed price at which the selling security holders may sell their shares until our common stock is quoted on the OTC Bulletin Board (the "OTCBB") at which time the shares may be sold at prevailing market prices or privately negotiated prices. There can be no assurance that a market maker will agree to file the necessary documents with the Financial Industry Regulatory Authority, which operates the OTCBB, nor can there be any assurance that such an application for quotation will be approved.

(3) Previously paid.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.